Properties, Plants and Equipment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Refining Facilities [Member]
Property, Plant and Equipment [Line Items]
Refining manufacturing facilities, useful life, general	25 years
Pipeline Assets [Member]
Property, Plant and Equipment [Line Items]
Refining manufacturing facilities, useful life, general	45 years